ICON Equity Income Fund	ICON Energy Fund
ICON Flexible Bond Fund	ICON Financial Fund
ICON Fund	ICON Healthcare Fund
ICON Long/Short Fund	ICON Industrials Fund
ICON Opportunities Fund	ICON Information Technology Fund
ICON Risk-Managed Balanced Fund	ICON Natural Resources Fund
ICON Consumer Discretionary Fund	ICON Utilities Fund
ICON Consumer Staples Fund

Supplement dated June 30, 2020 to the Summary Prospectus, Prospectus and Statement of Additional Information

This supplement amends the summary prospectus, prospectus and statement of additional information of the above referenced funds (each, a “Fund” and together, the “Funds”).

Effective June 26, 2020, the Funds terminated all agreements with ALPS Fund Services, Inc. (“ALPS”) including agreements engaging ALPS as Fund Accounting Agent and Transfer Agent for the Trust. Effective June 26, 2020 the Funds have engaged Gemini Fund Services, LLC (“Gemini”) to act as the Funds’ Fund Accounting Agent and Transfer Agent.

Effective June 26, 2020, the Funds terminated the separate written agreement with ICON Advisers, Inc. to act as the Trust’s Administrator. Effective June 26, 2020 the Funds’ have engaged Shelton Capital Management to serve as the Funds’ Administrator. The Administrator is responsible for handling the administrative requirements of the Funds and, as compensation for these duties, receives fees of 0.10% on the first $100 million in combined assets of the Funds, 0.08% on assets between $100 million and $500 million in combined assets of the Funds, and 0.06% on the Funds’ combined assets over $500 million.

You should read this supplement in conjunction with the summary prospectus, prospectus and statement of additional information and retain it for future reference.

EXHIBITS

(A)	Administration Agreement between the ICON Funds and Shelton Capital Management dated June 26, 2020 is filed herewith this Supplement to the Registrant’s Registration Statement filed June 30, 2020.

(B)	Fund Services Agreement between the ICON Funds and Gemini Fund Services, LLC dated June 19, 2020 is filed herewith this Supplement to the Registrant’s Registration Statement filed June 30, 2020.